Basis of Presentation (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Provisions for employee benefits	€ 782	€ 864
Equity	€ 94,528	€ 119,097	€ (16,430)	€ 84,065